CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 3,362	£ 3,533
Information about entity's definitions of default	The probability of default (PD) of an exposure, both over a 12 monthperiod and over its lifetime, is a key input to the measurement of the ECL allowance. Default has occurred when there is evidencethat the customer is experiencing significant financial difficulty which is likely to affect the ability to repay amounts due.The definition of default adopted by the Group is described in note 2(H) Impairment of financial assets. The Group has rebuttedthe presumption in IFRS 9 that default occurs no later than when a payment is 90 days past due for UK mortgages. As a result, approximately£0.6 billion of UK mortgages were classified as Stage 2 rather than Stage 3 at 31 December 2018; the impact on the Group’sECL allowance was not material.
Loans and advances to customers	£ 484,858	461,016
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	Performing assets are classified as either Stage 1 or Stage 2. AnECL allowance equivalent to 12 months expected losses is established against assets in Stage 1; assets classified as Stage 2 carryan ECL allowance equivalent to lifetime expected losses. Assets are transferred from Stage 1 to Stage 2 when there has been a significantincrease in credit risk (SICR) since initial recognition.The Group uses a quantitative test together with qualitative indicatorsto determine whether there has been a SICR for an asset. For retail, a deterioration in the Retail Master Scale of four gradesfor credit cards, personal loans or overdrafts, three grades for personal mortgages, or two grades in the Corporate MasterScale for UK motor finance accounts is treated as a SICR. For Commercial a doubling of PD with a minimum increase in PD of 1 percent and a resulting change in the underlying grade is treated as a SICR. All financial assets are assumed to have suffered a SICRif they are more than 30 days past due
Assets	£ 797,598	811,182
Liabilities Arising From Insurance Contracts and Participating Investment Contracts	98,874	103,413
Liabilities	747,399	763,230
Deferred tax assets	2,453	2,609
Other provisions	3,547	5,789
Financial assets, at fair value	206,939	230,810
Financial liabilities, at fair value	51,920	77,001
Previously stated [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers		472,498
Assets		812,109
Liabilities Arising From Insurance Contracts and Participating Investment Contracts		103,413
Liabilities		762,966
Deferred tax assets		2,284
Other provisions		5,546
Defined benefit pension schemes [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Assets	1,267	723
Assets (liabilities)	1,146	509
Liabilities	121	214
Trading Losses [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	3,778	4,034
Not Recognized
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	585	683
Insurance Contracts and Participating Investment Contracts [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Liabilities Arising From Insurance Contracts and Participating Investment Contracts	98,874	103,413
In-Force [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Assets	4,491	4,533
Acquired In-Force [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Assets	271	306
Historical Regulatory Breaches [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions	2,385	4,070
Mis-selling of Payment Protection Insurance [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions	1,524	2,778
Stage 2 [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers	600
Drawn balance [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	£ 3,169	£ 3,260